Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
period	Aug. 20, 2026
File Number	000-56696
name of registrant	IMA Tech
Entity Central Index Key	0001980295
Entity Tax Identification Number	98-1626237
state	WY
address	11336 Franklin Boulevard
city	Elk Grove
state	CA
zip code	95757
area code	(916)
phone number	534-6052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false